Investments in joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Amounts Recognized in Financial Statements
The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2023	2022
Associates	22	25

Total	22	25
The amounts recognised in the income statement are as follows:

All figures in £ millions	2023	2022
Associates	1	1

Total	1	1